Average Annual Total Returns{- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio K PRO-08 - Fidelity® Growth & Income Portfolio	Fidelity® Growth & Income Portfolio Class K Return Before Taxes Past 1 year	Fidelity® Growth & Income Portfolio Class K Return Before Taxes Past 5 years	Fidelity® Growth & Income Portfolio Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	25.96%	13.62%	14.26%	28.71%	18.47%	16.55%